Distribution Date:	03/10/23	GS Mortgage Securities Trust 2017-GS5
Determination Date:	03/06/23
Next Distribution Date:	04/13/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2017-GS5

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	15-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252HAA9	2.045000%	13,770,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252HAB7	3.218000%	51,316,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252HAC5	3.409000%	248,000,000.00	227,386,026.66	0.00	645,965.80	0.00	0.00	645,965.80	227,386,026.66	32.96%	30.00%
A-4	36252HAD3	3.674000%	381,598,000.00	381,598,000.00	0.00	1,168,325.88	0.00	0.00	1,168,325.88	381,598,000.00	32.96%	30.00%
A-AB	36252HAE1	3.467000%	28,604,000.00	22,014,710.52	535,856.92	63,604.17	0.00	0.00	599,461.09	21,478,853.60	32.96%	30.00%
A-S	36252HAH4	3.826000%	80,078,000.00	80,078,000.00	0.00	255,315.36	0.00	0.00	255,315.36	80,078,000.00	24.45%	22.25%
B	36252HAJ0	4.047000%	72,329,000.00	72,329,000.00	0.00	243,929.55	0.00	0.00	243,929.55	72,329,000.00	16.76%	15.25%
C	36252HAK7	4.299000%	43,914,000.00	43,914,000.00	0.00	157,321.91	0.00	0.00	157,321.91	43,914,000.00	12.09%	11.00%
D	36252HAL5	3.509000%	46,497,000.00	46,497,000.00	0.00	135,964.98	0.00	0.00	135,964.98	46,497,000.00	7.14%	6.50%
E	36252HAQ4	4.427476%	21,957,000.00	21,957,000.00	0.00	81,011.74	0.00	0.00	81,011.74	21,957,000.00	4.81%	4.38%
F	36252HAS0	4.427476%	10,333,000.00	10,333,000.00	0.00	38,124.26	0.00	0.00	38,124.26	10,333,000.00	3.71%	3.38%
G*	36252HAU5	4.427476%	34,873,240.00	34,873,240.00	0.00	93,264.32	0.00	0.00	93,264.32	34,873,240.00	0.00%	0.00%
Retained	N/A	4.427476%	28,672,425.00	26,111,469.06	14,869.62	95,357.52	0.00	0.00	110,227.14	26,096,599.44	0.00%	0.00%
Interest
R	36252HAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,061,941,665.00	967,091,446.24	550,726.54	2,978,185.49	0.00	0.00	3,528,912.03	966,540,719.70

X-A	36252HAF8	0.827508%	803,366,000.00	711,076,737.19	0.00	490,351.33	0.00	0.00	490,351.33	710,540,880.26
X-B	36252HAG6	0.380476%	72,329,000.00	72,329,000.00	0.00	22,932.86	0.00	0.00	22,932.86	72,329,000.00
X-C	36252HAY7	0.128476%	43,914,000.00	43,914,000.00	0.00	4,701.57	0.00	0.00	4,701.57	43,914,000.00
X-D	36252HAN1	0.918476%	46,497,000.00	46,497,000.00	0.00	35,588.64	0.00	0.00	35,588.64	46,497,000.00
Notional SubTotal			966,106,000.00	873,816,737.19	0.00	553,574.40	0.00	0.00	553,574.40	873,280,880.26

Deal Distribution Total					550,726.54	3,531,759.89	0.00	0.00	4,082,486.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252HAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252HAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252HAC5	916.87913976	0.00000000	2.60470081	0.00000000	0.00000000	0.00000000	0.00000000	2.60470081	916.87913976
A-4	36252HAD3	1,000.00000000	0.00000000	3.06166668	0.00000000	0.00000000	0.00000000	0.00000000	3.06166668	1,000.00000000
A-AB	36252HAE1	769.63748147	18.73363586	2.22361103	0.00000000	0.00000000	0.00000000	0.00000000	20.95724689	750.90384562
A-S	36252HAH4	1,000.00000000	0.00000000	3.18833337	0.00000000	0.00000000	0.00000000	0.00000000	3.18833337	1,000.00000000
B	36252HAJ0	1,000.00000000	0.00000000	3.37249997	0.00000000	0.00000000	0.00000000	0.00000000	3.37249997	1,000.00000000
C	36252HAK7	1,000.00000000	0.00000000	3.58250011	0.00000000	0.00000000	0.00000000	0.00000000	3.58250011	1,000.00000000
D	36252HAL5	1,000.00000000	0.00000000	2.92416672	0.00000000	0.00000000	0.00000000	0.00000000	2.92416672	1,000.00000000
E	36252HAQ4	1,000.00000000	0.00000000	3.68956324	0.00000000	0.00000000	0.00000000	0.00000000	3.68956324	1,000.00000000
F	36252HAS0	1,000.00000000	0.00000000	3.68956353	0.00000000	0.00000000	0.00000000	0.00000000	3.68956353	1,000.00000000
G	36252HAU5	1,000.00000000	0.00000000	2.67438070	1.01518241	9.62967651	0.00000000	0.00000000	2.67438070	1,000.00000000
Retained	N/A	910.68226911	0.51860350	3.32575706	0.03426288	0.32500495	0.00000000	0.00000000	3.84436057	910.16366561
Interest
R	36252HAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252HAF8	885.12177163	0.00000000	0.61037103	0.00000000	0.00000000	0.00000000	0.00000000	0.61037103	884.45475694
X-B	36252HAG6	1,000.00000000	0.00000000	0.31706314	0.00000000	0.00000000	0.00000000	0.00000000	0.31706314	1,000.00000000
X-C	36252HAY7	1,000.00000000	0.00000000	0.10706312	0.00000000	0.00000000	0.00000000	0.00000000	0.10706312	1,000.00000000
X-D	36252HAN1	1,000.00000000	0.00000000	0.76539648	0.00000000	0.00000000	0.00000000	0.00000000	0.76539648	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/23 - 02/28/23	30	0.00	645,965.80	0.00	645,965.80	0.00	0.00	0.00	645,965.80	0.00
A-4	02/01/23 - 02/28/23	30	0.00	1,168,325.88	0.00	1,168,325.88	0.00	0.00	0.00	1,168,325.88	0.00
A-AB	02/01/23 - 02/28/23	30	0.00	63,604.17	0.00	63,604.17	0.00	0.00	0.00	63,604.17	0.00
X-A	02/01/23 - 02/28/23	30	0.00	490,351.33	0.00	490,351.33	0.00	0.00	0.00	490,351.33	0.00
X-B	02/01/23 - 02/28/23	30	0.00	22,932.86	0.00	22,932.86	0.00	0.00	0.00	22,932.86	0.00
A-S	02/01/23 - 02/28/23	30	0.00	255,315.36	0.00	255,315.36	0.00	0.00	0.00	255,315.36	0.00
B	02/01/23 - 02/28/23	30	0.00	243,929.55	0.00	243,929.55	0.00	0.00	0.00	243,929.55	0.00
C	02/01/23 - 02/28/23	30	0.00	157,321.91	0.00	157,321.91	0.00	0.00	0.00	157,321.91	0.00
X-C	02/01/23 - 02/28/23	30	0.00	4,701.57	0.00	4,701.57	0.00	0.00	0.00	4,701.57	0.00
D	02/01/23 - 02/28/23	30	0.00	135,964.98	0.00	135,964.98	0.00	0.00	0.00	135,964.98	0.00
X-D	02/01/23 - 02/28/23	30	0.00	35,588.64	0.00	35,588.64	0.00	0.00	0.00	35,588.64	0.00
E	02/01/23 - 02/28/23	30	0.00	81,011.74	0.00	81,011.74	0.00	0.00	0.00	81,011.74	0.00
F	02/01/23 - 02/28/23	30	0.00	38,124.26	0.00	38,124.26	0.00	0.00	0.00	38,124.26	0.00
G	02/01/23 - 02/28/23	30	299,310.99	128,667.02	0.00	128,667.02	35,402.70	0.00	0.00	93,264.32	335,818.02
Retained
	02/01/23 - 02/28/23	30	8,305.64	96,339.91	0.00	96,339.91	982.40	0.00	0.00	95,357.52	9,318.68
Interest
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			307,616.63	3,568,144.98	0.00	3,568,144.98	36,385.10	0.00	0.00	3,531,759.89	345,136.70

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,082,486.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,345,442.32	Master Servicing Fee	8,201.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,610.88
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	376.09
ARD Interest	0.00	Operating Advisor Fee	1,955.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	188.05
Extension Interest	0.00
Interest Reserve Withdrawal	238,034.53
Total Interest Collected	3,583,476.85	Total Fees	15,331.83

Principal		Expenses/Reimbursements
Scheduled Principal	550,726.54	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	36,385.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	550,726.54	Total Expenses/Reimbursements	36,385.10

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,531,759.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	550,726.54
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,082,486.43
Total Funds Collected	4,134,203.39	Total Funds Distributed	4,134,203.36

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	967,091,446.48	967,091,446.48	Beginning Certificate Balance	967,091,446.24
(-) Scheduled Principal Collections	550,726.54	550,726.54	(-) Principal Distributions	550,726.54
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	966,540,719.94	966,540,719.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	967,091,446.48	967,091,446.48	Ending Certificate Balance	966,540,719.70
Ending Actual Collateral Balance	966,642,170.33	966,642,170.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	5,950,706.14	0.62%	42	3.9740	NAP	Defeased	4	5,950,706.14	0.62%	42	3.9740	NAP
10,000,000 or less	8	45,169,327.09	4.67%	47	4.9202	1.850678	1.40 or less	7	227,134,522.55	23.50%	46	4.5324	0.975012
10,000,001 to 20,000,000	4	59,146,770.25	6.12%	46	5.1269	1.334281	1.41-1.50	2	71,593,723.39	7.41%	48	4.8767	1.426342
20,000,001 to 30,000,000	3	78,416,308.31	8.11%	47	4.8463	1.573123	1.51-1.60	1	8,205,682.80	0.85%	47	5.1285	1.540000
30,000,001 to 40,000,000	2	63,677,634.89	6.59%	45	4.1987	1.803609	1.61-1.70	3	79,637,945.34	8.24%	45	4.0408	1.648632
40,000,001 to 50,000,000	2	92,200,000.00	9.54%	47	4.3124	1.961952	1.71-2.00	4	129,488,431.04	13.40%	46	4.8690	1.845062
50,000,001 to 60,000,000	3	165,601,321.71	17.13%	46	4.6680	1.554989	2.01-2.20	4	232,993,100.88	24.11%	46	4.3391	2.156529
60,000,001 to 80,000,000	4	273,877,851.55	28.34%	46	4.3441	2.633119	2.21-3.00	6	139,036,607.80	14.38%	47	4.3521	2.369863
80,000,001 or greater	2	182,500,800.00	18.88%	47	4.0647	1.723286	3.01 or greater	1	72,500,000.00	7.50%	46	3.9450	4.640000
Totals	32	966,540,719.94	100.00%	46	4.4475	1.952734	Totals	32	966,540,719.94	100.00%	46	4.4475	1.952734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	0	5,950,706.14	0.62%	42	3.9740	0.000000
							Defeased	0	5,950,706.14	0.62%	42	3.9740	0.000000
Arizona	1	4,662,397.09	0.48%	42	3.9740	2.121176
							Industrial	43	179,971,213.58	18.62%	45	4.5793	1.826937
California	8	64,281,168.09	6.65%	45	4.4271	1.402202
							Lodging	1	13,820,773.56	1.43%	46	5.2460	2.050000
Colorado	3	112,522,056.12	11.64%	46	4.7588	1.464377
							Mixed Use	4	185,538,869.31	19.20%	46	4.6453	2.358073
Florida	6	20,521,675.97	2.12%	46	4.9482	2.239636
							Office	8	386,564,012.29	39.99%	47	4.2592	1.856837
Georgia	5	12,982,389.21	1.34%	44	4.4092	1.796033
							Retail	12	194,695,145.07	20.14%	46	4.4689	1.861093
Illinois	6	9,442,531.61	0.98%	42	3.9740	2.121176
							Totals	68	966,540,719.94	100.00%	46	4.4475	1.952734
Indiana	1	533,742.50	0.06%	42	3.9740	2.121176
Kentucky	2	2,429,313.00	0.25%	42	3.9740	2.121176
Maryland	3	106,824,207.78	11.05%	45	3.9970	3.719468
Massachusetts	1	6,600,000.00	0.68%	46	4.8200	2.530000
Michigan	4	5,500,686.52	0.57%	42	3.9740	2.121176
Minnesota	1	1,389,300.11	0.14%	42	3.9740	2.121176
Missouri	1	682,876.42	0.07%	42	3.9740	2.121176
New Jersey	2	45,283,183.24	4.69%	46	4.4245	1.671031
New York	4	198,866,552.63	20.58%	46	4.2757	1.482391
North Carolina	2	35,960,709.50	3.72%	47	4.9093	1.971029
Ohio	4	8,902,317.75	0.92%	45	4.4514	1.848671
Pennsylvania	1	4,083,340.66	0.42%	45	5.3130	1.320000
South Carolina	2	2,853,952.26	0.30%	42	3.9740	2.121176
Tennessee	1	36,861,943.73	3.81%	48	4.8770	1.423824
Texas	7	145,989,361.30	15.10%	47	4.5187	1.817941
Virginia	2	50,916,308.31	5.27%	47	4.9083	2.271542
Washington, DC	1	82,500,000.00	8.54%	48	4.2460	2.200000
Totals	68	966,540,719.94	100.00%	46	4.4475	1.952734

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	5,950,706.14	0.62%	42	3.9740	NAP	Defeased	4	5,950,706.14	0.62%	42	3.9740	NAP
	3.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	1	30,177,634.89	3.12%	42	3.3335	1.630000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	3	239,173,127.32	24.75%	45	3.9406	2.553902	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	6	305,678,760.71	31.63%	47	4.3349	2.100717	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	11	245,464,596.64	25.40%	47	4.7990	1.571030	49 months or greater	28	960,590,013.80	99.38%	46	4.4505	1.951691
	5.001% to 5.250%	5	110,096,245.27	11.39%	46	5.1361	1.223339	Totals	32	966,540,719.94	100.00%	46	4.4475	1.952734
	5.251% or greater	2	29,999,648.97	3.10%	46	5.4486	1.743305
	Totals	32	966,540,719.94	100.00%	46	4.4475	1.952734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	5,950,706.14	0.62%	42	3.9740	NAP	Defeased	4	5,950,706.14	0.62%	42	3.9740	NAP
	113 months or less	28	960,590,013.80	99.38%	46	4.4505	1.951691	Interest Only	13	624,923,361.00	64.66%	47	4.3745	2.105069
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or less	14	268,994,325.48	27.83%	46	4.7451	1.553357
	Totals	32	966,540,719.94	100.00%	46	4.4475	1.952734	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	66,672,327.32	6.90%	42	3.9740	2.121176
								Totals	32	966,540,719.94	100.00%	46	4.4475	1.952734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	5,950,706.14	0.62%	42	3.9740	NAP			No outstanding loans in this group
Underwriter's Information		2	131,377,851.55	13.59%	45	4.4187	1.777720
	12 months or less	25	769,589,601.25	79.62%	46	4.4057	2.072164
	13 months to 24 months	1	59,622,561.00	6.17%	46	5.0985	0.780000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	966,540,719.94	100.00%	46	4.4475	1.952734
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30520939	OF	New York	NY	Actual/360	3.915%	304,512.55	0.00	0.00	N/A	01/06/27	--	100,000,800.00	100,000,800.00	03/06/23
2	30312184	OF	Washington	DC	Actual/360	4.246%	272,451.67	0.00	0.00	N/A	03/06/27	--	82,500,000.00	82,500,000.00	03/06/23
3	30311499	IN	Various	Various	Actual/360	3.974%	206,163.23	27,976.92	0.00	N/A	09/04/26	--	66,700,304.24	66,672,327.32	03/06/23
3B	30503971				Actual/360	3.974%	7,269.08	986.43	0.00	N/A	09/04/26	--	2,351,777.73	2,350,791.30	03/06/23
3C	30509426				Actual/360	3.974%	4,325.66	587.00	0.00	N/A	09/04/26	06/06/26	1,399,488.34	1,398,901.34	03/06/23
3D	30509514				Actual/360	3.974%	4,076.61	553.20	0.00	N/A	09/04/26	06/06/26	1,318,911.10	1,318,357.90	03/06/23
3E	30509566				Actual/360	3.974%	2,729.34	370.38	0.00	N/A	09/04/26	--	883,025.98	882,655.60	03/06/23
4	30312187	MU	Rockville	MD	Actual/360	3.945%	222,454.17	0.00	0.00	N/A	01/06/27	--	72,500,000.00	72,500,000.00	03/06/23
5	30312189	RT	New York	NY	Actual/360	4.617%	251,397.22	0.00	0.00	N/A	02/06/27	--	70,000,000.00	70,000,000.00	03/06/23
6	30312190	IN	Various	Various	Actual/360	4.877%	245,828.12	101,676.78	0.00	N/A	03/06/27	--	64,807,201.01	64,705,524.23	03/06/23
7	30312191	MU	Denver	CO	Actual/360	5.098%	236,433.27	0.00	0.00	N/A	01/06/27	--	59,622,561.00	59,622,561.00	02/06/23
8	30312192	OF	Plano	TX	Actual/360	4.458%	190,981.45	101,450.39	0.00	N/A	01/06/27	--	55,080,211.10	54,978,760.71	02/06/23
9	30312194	OF	Denver	CO	Actual/360	4.391%	174,176.33	0.00	0.00	N/A	01/06/27	--	51,000,000.00	51,000,000.00	03/06/23
10	30312195	OF	Houston	TX	Actual/360	4.199%	156,762.67	0.00	0.00	N/A	02/06/27	--	48,000,000.00	48,000,000.00	03/06/23
11	30312196	RT	Clifton	NJ	Actual/360	4.436%	152,482.63	0.00	0.00	N/A	01/06/27	--	44,200,000.00	44,200,000.00	03/06/23
12	30312179	RT	Various	Various	Actual/360	3.333%	78,437.96	75,492.83	0.00	N/A	09/06/26	--	30,253,127.72	30,177,634.89	03/06/23
13	30312180	IN	Lincolnton	NC	Actual/360	4.978%	129,704.56	0.00	0.00	N/A	02/06/27	--	33,500,000.00	33,500,000.00	03/06/23
15	30312197	MU	Richmond	VA	Actual/360	5.470%	110,463.67	47,990.62	0.00	N/A	01/06/27	--	25,964,298.93	25,916,308.31	03/06/23
16	30312198	MU	New York	NY	Actual/360	4.731%	101,201.53	0.00	0.00	N/A	01/06/27	--	27,500,000.00	27,500,000.00	02/06/23
17	30312199	OF	Arlington	VA	Actual/360	4.326%	84,116.67	0.00	0.00	N/A	03/05/27	--	25,000,000.00	25,000,000.00	03/06/23
19	30312202	OF	San Francisco	CA	Actual/360	4.967%	65,341.40	34,934.84	0.00	N/A	01/06/27	--	16,913,703.62	16,878,768.78	03/06/23
20	30312203	IN	Upper Marlboro	MD	Actual/360	5.092%	59,891.56	29,071.60	0.00	N/A	01/06/27	--	15,122,433.62	15,093,362.02	03/06/23
21	30312204	LO	Fort Walton Beach	FL	Actual/360	5.246%	56,552.14	39,289.74	0.00	N/A	01/06/27	--	13,860,063.30	13,820,773.56	03/06/23
22	30312183	RT	Cedar Hill	TX	Actual/360	5.245%	54,573.43	23,795.53	0.00	N/A	02/05/27	--	13,377,661.42	13,353,865.89	03/06/23
25	30312207	OF	Lancaster	CA	Actual/360	5.128%	32,824.54	23,425.07	0.00	N/A	02/05/27	--	8,229,107.87	8,205,682.80	03/06/23
26	30312208	RT	Citrus Heights	CA	Actual/360	4.874%	26,153.67	10,886.66	0.00	N/A	02/05/27	--	6,899,085.82	6,888,199.16	03/06/23
27	30312209	RT	Braintree	MA	Actual/360	4.820%	24,742.67	0.00	0.00	N/A	01/06/27	--	6,600,000.00	6,600,000.00	03/06/23
28	30312210	RT	Kennesaw	GA	Actual/360	4.966%	22,031.75	8,908.63	0.00	N/A	02/05/27	--	5,704,094.85	5,695,186.22	03/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
29	30312211	RT	Aurora	OH	Actual/360	4.782%	19,601.48	9,849.78	0.00	N/A	02/05/27	--	5,270,160.23	5,260,310.45	03/06/23
30	30312212	RT	Fort Lauderdale	FL	Actual/360	4.510%	15,785.00	0.00	0.00	N/A	01/06/27	--	4,500,000.00	4,500,000.00	03/06/23
31	30312213	RT	Tarentum	PA	Actual/360	5.313%	16,903.84	7,287.04	0.00	N/A	12/04/26	--	4,090,627.70	4,083,340.66	03/06/23
32	30312214	RT	Santa Paula	CA	Actual/360	4.915%	15,072.45	6,193.10	0.00	N/A	02/05/27	--	3,942,800.90	3,936,607.80	03/06/23
Totals							3,345,442.32	550,726.54	0.00				967,091,446.48	966,540,719.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,644,283.44	16,216,447.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,935,513.96	23,765,340.06	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	34,407,863.83	34,890,065.45	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	25,438,006.74	25,905,257.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,815,836.41	7,142,613.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,181,967.16	7,261,018.82	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,665,425.44	0.00	--	--	--	0.00	0.00	236,201.40	236,201.40	0.00	0.00
8	11,027,377.00	11,402,657.33	01/01/22	09/30/22	--	0.00	0.00	292,217.64	292,217.64	0.00	0.00
9	5,091,431.16	5,424,412.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,515,698.22	5,147,229.87	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,766,535.67	3,437,067.90	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	9,666,816.87	9,246,345.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,552,516.75	3,589,652.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,644,047.80	3,828,757.02	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	641,836.59	538,655.36	01/01/22	06/30/22	--	0.00	0.00	100,666.81	100,666.81	0.00	0.00
17	24,380,601.61	25,414,432.22	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	458,162.67	267,113.75	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,468,259.31	2,249,232.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,997,195.65	2,647,992.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,364,025.25	1,321,487.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,031,826.87	1,074,748.76	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	625,000.00	616,266.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	825,076.15	825,360.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	537,873.77	499,057.66	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	624,183.63	637,123.90	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	606,545.04	602,189.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	670,257.44	396,094.56	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	545,115.91	595,129.23	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	203,129,280.34	194,941,749.26				0.00	0.00	629,085.85	629,085.85	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.447524%	4.427145%	46
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	66,700,304.24	0	0.00	0	0.00	4.447649%	4.427265%	47
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	67,611,677.52	0	0.00	0	0.00	4.447732%	4.427346%	48
12/12/22	0	0.00	0	0.00	1	27,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,192,835.06	4.447814%	4.427425%	49
11/14/22	0	0.00	0	0.00	1	27,500,000.00	0	0.00	0	0.00	1	70,390,192.16	0	0.00	0	0.00	4.449826%	4.429496%	50
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	11,057,627.46	4.449908%	4.429576%	51
09/12/22	1	51,000,000.00	1	27,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.456349%	4.436079%	52
08/12/22	0	0.00	1	27,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.456434%	4.436162%	53
07/12/22	0	0.00	1	27,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.456519%	4.436244%	54
06/10/22	1	27,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.456617%	4.436340%	55
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.456701%	4.436421%	56
04/12/22	1	27,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.456798%	4.436515%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30312191	02/06/23	0	A	236,201.40	236,201.40	3,062.07	59,622,561.00	12/13/21	98
8	30312192	02/06/23	0	A	292,217.64	292,217.64	0.00	55,080,211.10
16	30312198	02/06/23	0	A	100,666.81	100,666.81	8,009.00	27,500,000.00	08/11/20	1
Totals					629,085.85	629,085.85	11,071.07	142,202,772.10
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		966,540,720	966,540,720	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	966,540,720	966,540,720	0	0	0	0
Feb-23	967,091,446	967,091,446	0	0	0	0
Jan-23	967,533,943	967,533,943	0	0	0	0
Dec-22	967,974,787	940,474,787	0	0	27,500,000	0
Nov-22	978,642,361	951,142,361	0	0	27,500,000	0
Oct-22	979,094,117	979,094,117	0	0	0	0
Sep-22	990,638,773	912,138,773	51,000,000	27,500,000	0	0
Aug-22	991,102,096	963,602,096	0	27,500,000	0	0
Jul-22	991,563,679	964,063,679	0	27,500,000	0	0
Jun-22	992,062,199	964,562,199	27,500,000	0	0	0
May-22	992,520,165	992,520,165	0	0	0	0
Apr-22	993,015,198	965,515,198	27,500,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30520939	100,000,800.00	100,000,800.00		--	15,583,134.24	1.33000	06/30/22	01/06/27	I/O
7	30312191	59,622,561.00	59,622,561.00	95,500,000.00	11/10/16	2,388,870.44	0.78000	09/30/21	01/06/27	I/O
16	30312198	27,500,000.00	27,500,000.00	54,000,000.00	11/15/16	365,185.36	0.28000	06/30/22	01/06/27	I/O
Totals		187,123,361.00	187,123,361.00	149,500,000.00		18,337,190.04

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30520939	OF	NY	11/01/22	1

3/6/2023 - 350 Park Avenue transferred to Special Servicing on 11/1/2022 due to a complex consent request. The subject property is a 570,784 SF Class A office tower, including 17,144 SF of ground floor retail space, located in New York, NY.

Occupancy as of December 2022 was 76%. A modification closed on 1/24/2023 that contemplates the asset being 100% leased to Citadel Americas for the remaining term of the loan, which lease was consented to as part of the modification.

Various loan documents have been modified to permit certain actions preparing the property for eventual redevelopment and the assemblage of adjacent parcels, though full redevelopment cannot commence until the loan is paid off or defeased.

Substantial credit enhancements were obtained in return for the modification. The loan is currently pending return to the Master Servicer.

7	30312191	MU	CO	12/13/21	98

3/6/2023 - The loan transferred due to non-compliance with cash management. A PNL was executed in October 2022 and discussions with Borrower are ongoing. Special Servicer is currently assessing its next steps.

16	30312198	MU	NY	08/11/20	1

3/6/2023 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. A loan modification agreement was signed providing for the reinstatement of the loan and the addition of a guarantor. The loan is expected to remain in special servicing for a short rehab period as special servicer monitors borrower's resolution of municipal code violations.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30311499	0.00	3.97400%	0.00	3.97400%	8	10/06/22	10/06/22	11/03/22
3	30311499	0.00	3.97400%	0.00	3.97400%	8	12/21/22	12/06/22	01/06/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	02/02/23	01/06/23	02/02/23
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	19,444.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	11,593.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,347.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,385.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		36,385.10

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27